Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.4%
Aerospace & Defense – 2.9%
BWX Technologies Inc	269,662	$29,312,259
L3Harris Technologies Inc	141,512	33,661,460
		62,973,719
Banks – 6.7%
Columbia Banking System Inc	1,001,726	26,155,066
Cullen/Frost Bankers Inc	193,512	21,646,252
PNC Financial Services Group Inc/The	185,975	34,377,479
Popular Inc	191,013	19,152,874
Wintrust Financial Corp	390,159	42,343,956
		143,675,627
Building Products – 3.3%
Carlisle Cos Inc	73,853	33,215,387
Fortune Brands Home & Security Inc	411,729	36,862,097
		70,077,484
Capital Markets – 3.0%
Jefferies Financial Group Inc	398,049	24,499,916
Lazard Inc	801,220	40,365,464
		64,865,380
Chemicals – 3.5%
Ashland Global Holdings Inc	237,654	20,668,768
Corteva Inc	531,178	31,227,955
Westlake Chemical Corp	152,574	22,930,346
		74,827,069
Commercial Services & Supplies – 1.7%
Waste Connections Inc	199,124	35,607,354
Construction Materials – 1.3%
Martin Marietta Materials Inc	52,563	28,292,035
Containers & Packaging – 2.9%
Ball Corp	512,387	34,796,201
Graphic Packaging Holding Co	936,899	27,722,842
		62,519,043
Distributors – 1.2%
LKQ Corp	674,727	26,935,102
Diversified Financial Services – 1.7%
Fidelity National Information Services Inc	445,500	37,310,625
Electric Utilities – 5.6%
Alliant Energy Corp	966,397	58,650,634
Entergy Corp	467,897	61,579,924
		120,230,558
Electrical Equipment – 1.5%
AMETEK Inc	187,447	32,186,524
Electronic Equipment, Instruments & Components – 4.6%
Arrow Electronics Inc*	167,019	22,185,134
Insight Enterprises Inc*	62,164	13,389,504
Keysight Technologies Inc*	196,785	31,275,040
Vontier Corp	935,685	31,570,012
		98,419,690
Energy Equipment & Services – 0.8%
Baker Hughes Co	452,096	16,343,270
Food & Staples Retailing – 3.7%
Casey's General Stores Inc	150,382	56,500,021
Target Corp	152,987	23,844,554
		80,344,575
Food Products – 2.3%
Hershey Co	166,078	31,850,439
Lamb Weston Holdings Inc	277,118	17,940,619
		49,791,058
Health Care Equipment & Supplies – 3.3%
Globus Medical Inc*	427,428	30,578,199
Teleflex Inc	110,682	27,373,872
Zimmer Biomet Holdings Inc	119,098	12,856,629
		70,808,700
Health Care Providers & Services – 3.4%
Cardinal Health Inc	223,628	24,715,367

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Humana Inc	47,193	$14,947,911
Labcorp Holdings Inc	150,122	33,549,264
		73,212,542
Household Durables – 2.0%
SharkNinja Inc	173,150	18,823,137
Toll Brothers Inc	161,892	25,010,695
		43,833,832
Industrial Conglomerates – 1.7%
3M Co	274,489	37,522,646
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	25,608,250
Insurance – 4.5%
Axis Capital Holdings Ltd	390,757	31,108,164
Hartford Financial Services Group Inc	376,298	44,256,408
RenaissanceRe Holdings Ltd	79,532	21,664,517
		97,029,089
Leisure Products – 0.5%
Brunswick Corp/DE	133,722	11,208,578
Life Sciences Tools & Services – 1.1%
Avantor Inc*	954,333	24,688,595
Machinery – 1.2%
Lincoln Electric Holdings Inc	134,227	25,774,268
Marine – 1.0%
Kirby Corp*	178,254	21,823,637
Media – 1.9%
Fox Corp - Class B	1,057,738	41,040,234
Metals & Mining – 2.4%
Freeport-McMoRan Inc	1,054,130	52,622,170
Oil, Gas & Consumable Fuels – 5.0%
Chesapeake Energy Corp	550,012	45,238,487
HF Sinclair Corp	516,763	23,032,127
Marathon Oil Corp	1,492,398	39,742,559
		108,013,173
Professional Services – 2.8%
Robert Half International Inc	294,435	19,847,863
TransUnion	386,410	40,457,127
		60,304,990
Real Estate Management & Development – 1.9%
CBRE Group Inc*	325,451	40,512,140
Residential Real Estate Investment Trusts (REITs) – 1.3%
Equity LifeStyle Properties Inc	388,774	27,735,137
Retail Real Estate Investment Trusts (REITs) – 2.1%
Agree Realty Corp	590,229	44,461,951
Road & Rail – 2.8%
Canadian Pacific Kansas City Ltd	314,491	26,901,560
Landstar System Inc	172,504	32,580,831
		59,482,391
Semiconductor & Semiconductor Equipment – 2.0%
Microchip Technology Inc	305,485	24,527,391
Teradyne Inc	130,606	17,492,061
		42,019,452
Specialized Real Estate Investment Trusts (REITs) – 2.8%
Lamar Advertising Co	357,034	47,699,742
PotlatchDeltic Corp	267,730	12,061,237
		59,760,979
Specialty Retail – 4.4%
AutoZone Inc*	9,263	29,178,821
Bath & Body Works Inc	831,912	26,554,631
Burlington Stores Inc*	61,153	16,112,592
O'Reilly Automotive Inc*	19,233	22,148,723
		93,994,767
Trading Companies & Distributors – 2.4%
GATX Corp	203,235	26,918,476
MSC Industrial Direct Co Inc	289,893	24,948,191
		51,866,667
Total Common Stocks (cost $1,405,943,828)		2,117,723,301

	Shares or Principal Amounts	Value
Repurchase Agreements – 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 4.8300%, dated 9/30/24, maturing 10/1/24 to be repurchased at $14,101,892 collateralized by $14,086,015 in U.S. Treasuries 3.7500% - 4.1250%, 12/31/28 - 3/31/29 with a value of $14,383,944	$14,100,000	$14,100,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.8000%, dated 9/30/24, maturing 10/1/24 to be repurchased at $20,002,667 collateralized by $20,139,240 in U.S. Treasuries 3.6250%, 5/15/26 with a value of $20,402,737	20,000,000	20,000,000
Total Repurchase Agreements (cost $34,100,000)		34,100,000
Total Investments (total cost $1,440,043,828) – 100.0%		2,151,823,301
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(777,290)
Net Assets – 100%		$2,151,046,011

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,124,921,741	98.7%
Canada	26,901,560	1.3
Total	$2,151,823,301	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$2,117,723,301	$-	$-
Repurchase Agreements	-	34,100,000	-
Total Assets	$2,117,723,301	$34,100,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70284 11-24